John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4329
Fax: (617) 663-2197
E-Mail: pmorisette@jhancock.com

Name :	Patricia A. Morisette
Title:	Assistant Vice President and Counsel
March 2, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of:
     John Hancock Disciplined Value Fund
     John Hancock Disciplined Value Mid Cap Fund
     John Hancock Global Shareholder Yield Fund
     John Hancock International Core Fund
     John Hancock Rainier Growth Fund
     John Hancock Small Company Fund (the “Funds”)
File Nos. 333-125838; 811-21777
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectuses and statement of additional information for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information, each dated March 1, 2012, contained in Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 47 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 27, 2012, via EDGAR, accession number 0000950123-12-003395.
Sincerely,
/s/ Patricia A. Morisette
Patricia A. Morisette, Esq.
Assistant Secretary
John Hancock Funds III